Investment in associates (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share of the profit of associate	$ 16,857,949	$ 12,693,870	$ 1,082,334
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year	$ 23,480,460	$ 17,845,514	$ (3,635,775)
Participation in an investment in associate of share profit	42.31%	42.31%	42.31%
Subtotal share profit of associate	$ 9,934,583	$ 7,550,437	$ (1,538,296)
Lower value of investment share profit of associate	1,486,938	1,510,633	1,603,758
Share of the profit of associate	11,421,521	9,061,070	65,462
Distribuidorade Gasdel Centro S. A. [Member]
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year	$ 19,403,288	$ 8,917,083	$ (6,291,801)
Participation in an investment in associate of share profit	17.20%	17.20%	17.20%
Subtotal share profit of associate	$ 3,337,366	$ 1,533,738	$ (1,082,190)
Lower value of investment share profit of associate	2,099,062	2,099,062	2,099,062
Share of the profit of associate	$ 5,436,428	$ 3,632,800	$ 1,016,872